ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable	308,556,264	208,368,929
Allowance for doubtful accounts	(176,634,845)	(170,996,885)

Accounts receivable, net	131,921,419	37,372,044

The movement of the allowance for doubtful accounts was as follows:

	For the Year Ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	29,593,693	169,038,710	176,634,845
Additions	139,445,017	19,840,922	1,624,524
Reversal	—	(12,244,787)	(7,262,484)
Balance at the end of the year	169,038,710	176,634,845	170,996,885